Contributions by our Sponsor - Summary of Net Assets and Historical Net Loss of Single-Family Properties Acquired by Sponsor (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	2 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Business Acquisition One [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Business Acquisition Two [Member] Property
Significant Acquisitions and Disposals [Line Items]
Number of properties	18,326		18,326		33	3,644	2,770		224	2,661	109
Single family properties	$ 3,039,504,000		$ 3,039,504,000		$ 3,495,000	$ 505,713,000	$ 386,500,000	$ 3,495,000	$ 365,937,000	$ 365,937,000	$ 20,563,000
Other assets							5,117,000	28,000	7,203,000	7,203,000	(2,086,000)
Other liabilities							(7,625,000)	(49,000)	(8,183,000)	(8,183,000)	558,000
Net assets contributed							383,992,000	3,474,000	364,957,000	364,957,000	19,035,000
Rents from single family properties							8,133,000	65,000	4,348,000	4,413,000	3,720,000
Property operating expenses							(5,246,000)	(39,000)	(3,287,000)	(3,326,000)	(1,920,000)
Depreciation							(3,345,000)	(21,000)	(2,000,000)	(2,021,000)	(1,324,000)
Allocated general and administrative expenses	(811,000)	(1,487,000)	(2,436,000)	(1,657,000)	(47,000)	(7,199,000)	(7,989,000)	(47,000)	(6,949,000)	(6,996,000)	(993,000)
Net loss							(8,447,000)	(42,000)	(7,888,000)	(7,930,000)	(517,000)
Contributed net assets and net loss							$ 392,439,000			$ 372,887,000	$ 19,552,000